CONDENSED CONSOLIDATED BALANCE SHEETS	Jun. 30, 2026 CNY (¥)		Jun. 30, 2026 USD ($)		Dec. 31, 2025 CNY (¥)
CURRENT ASSETS:
Cash and cash equivalents	¥ 51,837,277		$ 7,639,869		¥ 19,773,580
Accounts receivable, net	6,019,542		887,171		6,259,004
Deferred offering costs					228,213
Prepayment and other current assets	38,024,812		5,604,164		61,640,567
TOTAL CURRENT ASSETS	95,881,631		14,131,204		87,901,364
Non-current assets
Property and equipment, net	3,545,620		522,560		4,256,882
Intangible assets, net	107,273,074		15,810,095		24,043,180
Right-of-use assets	1,362,612		200,824		966,479
Deferred tax assets	1,101,852		162,393		232,563
Goodwill	26,550,297		3,913,030		26,550,297
TOTAL ASSETS	235,715,086		34,740,106		143,950,765
CURRENT LIABILITIES:
Bank loans	12,240,000		1,803,953		15,240,000
Accounts payable	2,941,374		433,505
Payroll payables	1,978,255		291,559		1,952,234
Other payables	33,120		4,881		2,050,459
Deferred revenue	625,320		92,161		40,942
Lease liabilities	554,406		81,709		482,275
Amount due to related parties	¥ 257,756		$ 37,989		¥ 462,837
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]		Related Party [Member]		Related Party [Member]
Taxes payable	¥ 1,472,760		$ 217,058		¥ 1,509,134
TOTAL CURRENT LIABILITIES	20,102,991		2,962,815		21,737,881
NON-CURRENT LIABILITY
Long-term loans	990,000		145,908		1,000,000
Lease liabilities	850,894		125,406		480,841
TOTAL LIABILITIES	21,943,885		3,234,129		23,218,722
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Additional paid-in capital	257,008,148		37,878,314		127,470,080
Statutory reserves	2,111,434		311,187		2,111,434
Ordinary shares subscribed					(15,755,217)
Retained earnings (losses)	(42,614,706)		(6,280,630)		7,841,520
Accumulated other comprehensive loss	(2,793,592)		(411,724)		(1,086,344)
TOTAL SHAREHOLDERS' EQUITY	213,712,204		31,497,282		120,581,489
NON-CONTROLLING INTERESTS	58,997		8,695		150,554
TOTAL SHAREHOLDERS' EQUITY	213,771,201		31,505,977		120,732,043
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	235,715,086		34,740,106		143,950,765
Class A ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	870	[1]	128	[1]	15	[1]
Class B ordinary shares
SHAREHOLDERS' EQUITY:
Ordinary shares	¥ 50	[1]	$ 7	[1]	¥ 1	[1]

[1]	Shares have been retroactively adjusted to reflect the decreased number of shares resulting from the Share Consolidations, The accompanying notes are an integral part of these unaudited condensed consolidated financial statements.